Condensed Consolidated Statements of Operations (Parentheticals) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Commissions, related party	$ 267,942	$ 418,102
Vessel operating expenses, related party	149,196	137,243
General and administrative expenses	1,648,591	1,597,248
Gain (Loss) on Disposition of Property Plant Equipment	2,083,596	(0)
Related Party [Member]
General and administrative expenses	727,500	707,500
Gain (Loss) on Disposition of Property Plant Equipment	$ 50,200	$ 50,200